UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                           THE ADVISORS' INNER CIRCLE
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                      McKee International Equity Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-625-3346

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL EQUITY
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 95.0%
--------------------------------------------------------------------------------
                                                         SHARES           VALUE
                                                    ------------    ------------
AUSTRALIA -- 2.0%
  National Australia Bank                                163,435    $ 3,052,477
  News Corp                                              100,000        855,767
                                                                    ------------
                                                                      3,908,244
                                                                    ------------
BELGIUM -- 2.7%
  Fortis                                                 140,000      3,020,471
  UCB                                                     50,000      2,302,555
                                                                    ------------
                                                                      5,323,026
                                                                    ------------
CANADA -- 1.2%
  Alcan                                                   60,000      2,373,815
                                                                    ------------
FINLAND -- 1.1%
  Nokia                                                  190,000      2,179,993
                                                                    ------------
FRANCE -- 10.1%
  AXA                                                    200,000      4,110,287
  BNP Paribas                                             50,000      2,912,356
  Cie de Saint-Gobain                                     58,000      2,835,062
  Suez                                                   120,000      2,372,264
  Technip                                                 20,003      2,786,359
  Total                                                   25,000      4,854,930
                                                                    ------------
                                                                     19,871,258
                                                                    ------------
GERMANY -- 8.0%
  Allianz                                                 20,000      1,933,545
  BASF                                                    40,000      2,132,437
  E.ON                                                    42,000      2,989,963
  MAN                                                     90,000      3,340,601
  Schering                                                55,000      3,091,022
  Siemens                                                 32,000      2,246,475
                                                                    ------------
                                                                     15,734,043
                                                                    ------------
HONG KONG -- 1.7%
  Henderson Land Development                             500,000      2,198,760
  Shangri-La Asia                                      1,200,000      1,123,099
                                                                    ------------
                                                                      3,321,859
                                                                    ------------
ITALY -- 2.1%
  Telecom Italia, Ordinary Shares                        660,174      1,959,223
  Telecom Italia, Savings Shares                       1,000,000      2,149,052
                                                                    ------------
                                                                      4,108,275
                                                                    ------------
JAPAN -- 26.0%
  Asahi Breweries                                        350,000      3,718,092
  Asahi Glass                                            260,000      2,337,446
  Bridgestone                                            175,000      3,155,982
  Canon                                                   51,000      2,489,256

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL EQUITY
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                         SHARES           VALUE
                                                    ------------    ------------
JAPAN -- (CONTINUED)
  East Japan Railway                                         700    $ 3,812,301
  Hitachi                                                400,000      2,440,447
  Komatsu                                                300,000      1,768,427
  Kubota                                                 600,000      2,718,586
  Matsushita Electric Industrial                         110,000      1,464,627
  Nippon Meat Packers                                    200,000      2,438,652
  Nippon Telegraph & Telephone                           110,000      2,708,200
  Nippon Yusen Kabushiki Kaisha                          600,000      2,750,886
  Oji Paper                                              420,000      2,690,593
  Osaka Gas                                              810,000      2,158,449
  Promise                                                 48,600      3,148,284
  Sony                                                    70,000      2,455,700
  Tanabe Seiyaku                                         320,000      2,652,909
  UFJ Holdings*                                              700      2,807,411
  Yamanouchi Pharmaceutical                              100,000      3,427,392
                                                                    ------------
                                                                     51,143,640
                                                                    ------------
NETHERLANDS -- 4.7%
  Aegon                                                  220,000      2,503,013
  Akzo Nobel                                              70,000      2,310,862
  Koninklijke Philips Electronics                         70,614      1,712,217
  Unilever                                                45,000      2,771,193
                                                                    ------------
                                                                      9,297,285
                                                                    ------------
PHILIPPINES -- 0.7%
  Philippine Long Distance Telephone*                     60,000      1,339,764
                                                                    ------------
PORTUGAL -- 1.3%
  Portugal Telecom SGPS                                  250,000      2,564,414
                                                                    ------------
SINGAPORE -- 1.2%
  Singapore Airlines                                     350,000      2,257,736
                                                                    ------------
SOUTH KOREA -- 1.3%
  Daewoo Shipbuilding & Marine Engineering               225,000      2,645,361
                                                                    ------------
SPAIN -- 3.4%
  Banco Bilbao Vizcaya Argentaria                        145,000      1,930,775
  Repsol                                                 120,000      2,548,522
  Telefonica*                                            150,000      2,186,976
                                                                    ------------
                                                                      6,666,273
                                                                    ------------
SWEDEN -- 4.0%
  Electrolux, Ser B                                      165,000      2,881,195
  Nordea Bank                                            400,000      2,739,815
  Saab                                                   150,000      2,150,145
                                                                    ------------
                                                                      7,771,155
                                                                    ------------
SWITZERLAND -- 3.6%
  Credit Suisse Group                                    110,000      3,529,527
  Swiss Reinsurance                                       60,000      3,505,686
                                                                    ------------
                                                                      7,035,213
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL EQUITY
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                         SHARES           VALUE
                                                    ------------    ------------
TAIWAN -- 0.9%

  Taiwan Semiconductor Manufacturing ADR                 250,991    $ 1,787,054
                                                                    ------------
UNITED KINGDOM -- 19.0%
  Barclays                                               390,000      3,262,299
  BG Group                                               350,000      2,181,458
  Cadbury Schweppes                                      250,000      2,046,892
  Cadbury Schweppes ADR                                   20,000        660,800
  Diageo                                                 230,000      2,850,329
  GlaxoSmithKline ADR                                    100,000      4,095,000
  Kingfisher                                             700,000      3,615,078
  Lloyds TSB Group                                       440,000      3,298,486
  Persimmon                                              280,000      2,976,075
  Rolls-Royce Group                                      300,000      1,316,103
  Scottish Power                                         200,000      1,432,938
  Scottish Power ADR                                      40,000      1,160,000
  Shell Transport & Trading                              300,000      2,173,956
  Shell Transport & Trading ADR                           65,000      2,847,000
  Trinity Mirror                                         300,000      3,393,227
                                                                    ------------
                                                                     37,309,641
                                                                    ------------
  TOTAL FOREIGN COMMON STOCK
    (Cost $170,081,781)                                             186,638,049
                                                                    ------------
--------------------------------------------------------------------------------
FOREIGN TREASURY OBLIGATION -- 2.8%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                    ------------
UNITED KINGDOM -- 2.8%
  United Kingdom Treasury Bill (A)
    4.666%, 10/11/04
    (Cost $5,510,950)                            GBP   3,000,000      5,406,307
                                                                    ------------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
                                                         SHARES
                                                    ------------
ITALY -- 0.0%
  Fiat, expires on 01/31/07*
    (Cost $0)                                             14,400          2,389
                                                                    ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                    ------------
  Morgan Stanley & Co., Inc. 1.000%, dated 07/30/04,
    to be repurchased on 08/02/04, repurchase price
    $2,594,344 (collateralized by U.S. Treasury
    Bond, with total market value $2,646,031)
    (Cost $2,594,128)                                 $2,594,128      2,594,128
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL EQUITY
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                          VALUE
                                                                   -------------

  TOTAL INVESTMENTS -- 99.1%
    (Cost $178,186,859)                                            $194,640,873
                                                                   -------------
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
--------------------------------------------------------------------------------
                                                       CONTRACTS
                                                    ------------
  Taiwan Semiconductor January 2005, $11.00 Call*
  (Premiums Received -$85,400)                              (700)       (11,970)
                                                                   -------------

  OTHER ASSETS AND LIABILITIES, NET -- 0.9%                           1,746,656
                                                                   -------------

  TOTAL NET ASSETS -- 100.0%                                       $196,375,559
                                                                   =============

  *    NON-INCOME PRODUCING SECURITY
 ADR   AMERICAN DEPOSITARY RECEIPT
 GBP   GREAT BRITAIN POUND
 SER   SERIES
 (A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AT JULY 31, 2004, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $178,186,859, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,878,496 AND ($13,424,482),RESPECTIVELY.

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL EQUITY
                                                       JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


 At July 31,2004, sector diversification of the Portfolio was as follows:

                                                      % of
Sector Diversification                               Net Assets         Value
----------------------                               ----------         -----

FOREIGN COMMON STOCK
Commercial Banks                                        13.5%      $ 26,553,616
Industrials                                             12.5         24,455,145
Consumer Discretionary                                  11.5         22,509,867
Energy                                                   8.9         17,392,226
Health Care                                              7.9         15,568,879
Consumer Staples                                         7.4         14,485,959
Telecommunication Services                               6.6         12,907,629
Insurance                                                6.1         12,052,530
Utilities                                                5.1         10,113,614
Materials                                                4.8          9,507,707
Information Technology                                   4.5          8,896,749
Aerospace & Defense                                      1.8          3,466,248
Real Estate                                              1.7          3,321,859
Financials                                               1.6          3,148,284
Airlines                                                 1.1          2,257,737
                                                    ------------   -------------
Total Foreign Common Stock                              95.0        186,638,049
                                                    ------------   -------------
Foreign Treasury Obligation                              2.8          5,406,307
Warrants                                                 0.0              2,389
Repurchase Agreement                                     1.3          2,594,128
                                                    ------------   -------------
Total Investments                                       99.1        194,640,873
Written Options                                          0.0            (11,970)
OTHER ASSETS AND LIABILITIES, NET                        0.9          1,746,656
                                                    ------------   -------------
TOTAL NET ASSETS                                       100.0%      $196,375,559
                                                    ============   =============



CSM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date 09/20/04


By (Signature and Title)*                     /s/ Jennifer E. Spratley
                                              -------------------------------
                                              Jennifer E. Spratley, Controller
                                              and Chief Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.